UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21162 and 811-09739

Name of Fund: BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 03/31/2009

Item 1 – Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES
BLACKROCK SOLUTIONS

BlackRock Core Principal Protected Fund OF BLACKROCK PRINCIPAL PROTECTED TRUST

SEMI-ANNUAL REPORT MARCH 31, 2009 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009

A Letter to Shareholders

The past 12 months have been a period investors would like to forget, but instead will vividly remember, as the global financial crisis erupted into the worst recession in decades. Daily headlines recounted the downfalls of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American Recovery and Reinvestment Act of 2009.

The economic data generally deteriorated throughout the reporting period. US gross domestic product (“GDP”) contracted at an annual rate of 6.3% in the fourth quarter of 2008, and economic activity appears on pace to be negative in the first quarter of 2009 as well. The Federal Reserve Board (the “Fed”) took forceful action to revive the global economy and ailing financial system. In addition to slashing the federal funds target rate from 3.0% to a record low range of 0% to 0.25%, the central bank provided enormous cash infusions and radically expanded its balance sheet through a range of lending and acquisition programs.

Against this backdrop, US equities contended with high levels of volatility and posted steep losses, notwithstanding a powerful rally in the final month of the reporting period. International markets also experienced sharp downturns, with some regions declining as much or more than the United States. Risk aversion remained the dominant theme in fixed income markets, as investors sought out the haven of Treasury issues at the expense of virtually all other asset classes. High yield issues, in particular, faced unprecedented challenges and posted severe underperformance; that said, the sector pared its losses in the first quarter of 2009, as both liquidity and investor sentiment toward lower-quality debt improved. At the same time, the start of the new year brought somewhat of a return to normalcy for the tax-exempt market, which registered one of its worst years on record in 2008.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of March 31, 2009	6-month	12-month

US equities (S&P 500 Index)	(30.54)%	(38.09)%

Small cap US equities (Russell 2000 Index)	(37.17)	(37.50)

International equities (MSCI Europe, Australasia, Far East Index)	(31.11)	(46.50)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.88	10.46

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	4.70	3.13

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	5.00	2.27

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(12.65)	(18.56)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely

Rob Kapito
President, BlackRock Advisors, LLC

Seeking additional investment insights?

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•	Find out if there’s still value to be found in dividend-paying stocks.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary	BlackRock Core Principal Protected Fund

Portfolio Management Commentary

How did the Fund perform?

•	The Fund’s fiscal year-end was changed to September 30.

•	The Fund outperformed its all-equity benchmark, the Russell 1000 Index, for the five-month period.

What factors influenced performance?

•

While the Fund’s equity holdings generated strong relative performance on their own, the allocation shift from equity to fixed income contributed most significantly. For the five-month period overall, the Fund’s fixed income allocation ranged from 75% to 97% of the portfolio. Notably, in the fourth quarter of 2008 — a period in which the US equity market fell 22% — the Fund was on average just 14% invested in equity.

•

Stock selection within financials, specifically property and casualty insurance companies, as well as our overall underweight in the sector benefited performance. On the whole, the lack of transparency, balance sheet opacity and future fundamental and regulatory uncertainty in the capital markets and commercial banks continues to keep us on the sidelines. In the consumer discretionary arena, we did well with companies benefiting from an increasingly cost-conscious consumer (for example, large discounters, dollar stores, etc.). Stock selection and allocation decisions within industrials and energy also proved beneficial.

•

The biggest individual contributors to performance included AutoZone, Inc., Family Dollar Stores, Inc., Symantec Corp., Dollar Tree, Inc. and Western Digital Corp. Underweights in Bank of America Corp., Citigroup, Inc. and Wells Fargo & Co. also helped.

•	Conversely, stock selection in consumer staples and utilities detracted during the period. Underweight positions in telecommunication services and materials also hampered results.

•	The biggest individual detractors for the period included Capital One Financial Corp., Herbalife Ltd., Xerox Corp., Lexmark International, Inc. and Big Lots, Inc.

Describe recent portfolio activity.

•

During the period, we increased exposure to the health care and energy sectors. We reduced exposure to industrials and consumer discretionary. Within consumer discretionary, however, we did shift to a more cyclical stance, buying homebuilders and selected retail companies at depressed valuations.

•

The largest purchases within the Fund were UnitedHealth Group, Inc., Dow Chemical Co., Sunoco, Inc., Humana, Inc. and McKesson Corp. The largest sales included Waste Management, Inc., Panera Bread Co., Texas Instruments, Inc., Medco Health Solutions Inc. and Dollar Tree, Inc.

Describe Fund positioning at period end.

•

As of March 31, 2009, the Fund’s asset allocation is approximately 6.5% in equities and 93.5% in fixed income. The Fund was overweight relative to the all-equity benchmark in health care, energy, IT and consumer discretionary, as we believe that these sectors will outperform. We remain comfortable with our underweight positions in consumer staples, where valuations are high, and financials, given the sector’s high degree of uncertainty.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]

Institutional	$1,000	$857.90	$8.80	$1,000	$1,015.43	$9.55
Investor A	$1,000	$857.30	$9.35	$1,000	$1,014.83	$10.15
Investor B	$1,000	$854.30	$12.99	$1,000	$1,010.89	$14.09
Investor C	$1,000	$854.70	$12.99	$1,000	$1,010.89	$14.09

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.90% for Institutional, 2.02% for Investor A, 2.81% for Investor B and 2.81% for Investor C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invests significantly in a master portfolio, the expense table example reflects the expenses of both the fund and the master portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4	BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its equity component assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Manager believes blends growth and value.

[3]	This unmanaged Index is comprised of all investment grade corporate bonds, rated BBB or higher, of all maturities.

[4]

This unmanaged market-weighted Index is comprised of US government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds with at least one year to maturity.

[5]

This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

[6]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2009

			Average Annual Total Returns[7]

			1 Year		5 Years		Since Inception[8]

	5-Month Total Returns	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	(4.01)%	(14.21)%	(22.36)%	N/A	(1.94)%	N/A	1.45%	N/A
Investor A	(4.03)	(14.27)	(22.53)	(26.60)%	(2.16)	(3.21)%	1.22	0.32%
Investor B	(4.26)	(14.57)	(23.05)	(26.51)	(2.89)	(3.14)	0.46	0.46
Investor C	(4.25)	(14.53)	(23.00)	(23.77)	(2.88)	(2.88)	0.47	0.47
Merrill Lynch U.S. Corporate Master Index	8.08	0.10	(8.07)	N/A	0.86	N/A	2.18	N/A
Barclays Capital U.S. Aggregate Bond Index	7.23	4.70	3.13	N/A	4.13	N/A	4.26	N/A
Russell 1000 Index	(15.90)	(30.59)	(38.27)	N/A	(4.54)	N/A	1.46	N/A

[7]

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on 2/28/03.

N/A Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

•

Investor C Sharesare subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on October 1, 2008 and held through March 31, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009

Statement of Assets and Liabilities	BlackRock Core Principal Protected Fund

March 31, 2009 (Unaudited)

Assets

Investment in US Treasury STRIPS[2], 3.81%, 2/15/10 (Par — $57,242,000; cost — $56,504,9061)	$56,973,197
Investment at value — Master Large Cap Core Portfolio (the “Portfolio”) (cost — $14,993,1701)	3,921,257
Investments sold receivable	500,976
Withdrawals receivable from the Portfolio	243,029
Prepaid expenses	3,032

Total assets	61,641,491

Liabilities

Contributions payable to the Portfolio	500,976
Capital shares redeemed payable	243,029
Service and distribution fees payable	44,395
Investment advisory fees payable	37,914
Financial warranty fees payable	32,668
Other affiliates payable	2,511
Officer’s and Trustees’ fees payable	30
Other accrued expenses payable	8,297

Total liabilities	869,820

Net Assets	$60,771,671

Net Assets Consist of

Paid-in capital, unlimited shares of no par value authorized	$74,950,289
Accumulated net investment loss	(38,488)
Accumulated net realized loss	(3,536,508)
Net unrealized appreciation/depreciation	(10,603,622)

Net Assets	$60,771,671

Net Asset Value

Institutional — Based on net assets of $1,391,230 and 207,565 shares outstanding	$6.70

Investor A — Based on net assets of $6,596,134 and 988,233 shares outstanding	$6.67

Investor B — Based on net assets of $31,362,800 and 4,817,670 shares outstanding	$6.51

Investor C — Based on net assets of $21,421,507 and 3,282,617 shares outstanding	$6.53

[1]	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$71,481,105

Gross unrealized appreciation	$468,291
Gross unrealized depreciation	(11,054,942)

Net unrealized depreciation	$(10,586,651)

[2]	Separately Traded Registered Interest and Principal of Securities.

See Notes to Financial Statements.

BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009	7

Statements of Operations	BlackRock Core Principal Protected Fund

	Period November 1, 2008 to March 31, 2009 (Unaudited)	Year Ended October 31, 2008

Investment Income

Interest	$348,577	$105,121
Net investment income allocated from the Portfolio:
Dividends	81,655	1,486,170
Securities lending — affiliated	364	61,360
Income — affiliated	13	1,112
Expenses	(17,602)	(528,031)

Total income	413,007	1,125,732

Expenses

Service — Investor A	5,528	20,753
Service and distribution — Investor B	149,686	619,534
Service and distribution — Investor C	95,925	403,579
Investment advisory	205,363	850,336
Financial warranty	171,135	708,614
Transfer agent — Institutional	1,267	3,612
Transfer agent — Investor A	1,677	4,633
Transfer agent — Investor B	17,722	50,798
Transfer agent — Investor C	11,266	31,520
Professional	24,900	57,515
Accounting services	23,231	50,937
Printing	22,785	48,910
Officer and Trustees	6,040	19,794
Custodian	2,731	14,134
Miscellaneous	5,661	15,207

Total expenses	744,917	2,899,876
Less fees waived by advisor	(16,140)	(493,109)

Total expenses after waiver	728,777	2,406,767

Net investment loss	(315,770)	(1,281,035)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	17,442	(40,616)
Allocations from the Portfolio	(1,810,539)	(1,641,726)

	(1,793,097)	(1,682,342)

Net change in unrealized appreciation/depreciation on:
Investments	308,942	159,349
Allocations from the Portfolio	(1,163,756)	(44,596,005)

	(854,814)	(44,436,656)

Total realized and unrealized loss	(2,647,911)	(46,118,998)

Net Decrease in Net Assets Resulting from Operations	$(2,963,681)	$(47,400,033)

See Notes to Financial Statements.

8	BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009

Statements of Changes in Net Assets	BlackRock Core Principal Protected Fund

	Period November 1, 2008 to March 31, 2009 (Unaudited)
		Year Ended October 31,

Increase (Decrease) in Net Assets:		2008	2007

Operations

Net investment loss	$(315,770)	$(1,281,035)	$(2,344,585)
Net realized gain (loss)	(1,793,097)	(1,682,342)	28,813,525
Net change in unrealized appreciation/depreciation	(854,814)	(44,436,656)	(7,026,733)

Net increase (decrease) in net assets resulting from operations	(2,963,681)	(47,400,033)	19,442,207

Distributions to Shareholders From:

Net realized gain:
Institutional	—	(725,018)	(517,532)
Investor A	—	(1,917,311)	(1,289,442)
Investor B	—	(14,392,766)	(9,019,454)
Investor C	—	(9,494,921)	(5,717,830)

Decrease in net assets resulting from distributions to shareholders	—	(26,530,016)	(16,544,258)

Capital Share Transactions

Net decrease in net assets derived from share transactions	(8,117,631)	(16,256,436)	(26,933,904)

Net Assets

Total decrease in net assets	(11,081,312)	(90,186,485)	(24,035,955)
Beginning of period	71,852,983	162,039,468	186,075,423

End of period	$60,771,671	$71,852,983	$162,039,468

End of period undistributed (accumulated) net investment income (loss)	$(38,488)	$277,282	—

See Notes to Financial Statements.

BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009	9

Financial Highlights	BlackRock Core Principal Protected Fund

	Institutional

	Period November 1, 2008 to March 31, 2009 (Unaudited)

		Year Ended October 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$6.98	$13.02	$12.66	$11.66	$11.48	$11.34

Net investment income (loss)	(0.01)[1]	(0.02)[1]	(0.06)[1]	(0.06)[1]	(0.00)[1,2]	0.04
Net realized and unrealized gain (loss)	(0.27)	(3.77)	1.56	1.88	1.31	0.45

Net increase (decrease) from investment operations	(0.28)	(3.79)	1.50	1.82	1.31	0.49

Distributions from net realized gain	—	(2.25)	(1.14)	(0.82)	(1.13)	(0.35)

Net asset value, end of period	$6.70	$6.98	$13.02	$12.66	$11.66	$11.48

Total Investment Return[3]

Based on net asset value	(4.01)%[4]	(34.52)%	12.73%	16.25%	11.88%	4.44%

Ratios to Average Net Assets[5]

Total expenses after waiver	1.90%[6]	1.72%	1.61%	1.55%	1.58%	1.58%

Total expenses	1.96%[6]	2.15%	2.07%	2.02%	2.00%	1.91%

Net investment income (loss)	(0.32)%[6]	(0.25)%	(0.44)%	(0.47)%	(0.01)%	0.39%

Supplemental Data

Net assets, end of period (000)	$1,391	$1,663	$4,354	$5,824	$7,034	$9,893

Portfolio turnover of the Fund	27%	133%	0%	0%	186%	167%

Portfolio turnover of the Portfolio	70%	109%	96%	88%	94%	135%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Total investment returns exclude the effect of any sales charges.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

10	BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009

Financial Highlights (continued)	BlackRock Core Principal Protected Fund

	Investor A

	Period November 1, 2008 to March 31, 2009 (Unaudited)

			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$6.95		$12.96	$12.64	$11.63	$11.44	$11.32

Net investment income (loss)	(0.01)[1]		(0.04)[1]	(0.08)[1]	(0.11)[1]	(0.03)[1]	0.01
Net realized and unrealized gain (loss)	(0.27)		(3.75)	1.54	1.90	1.31	0.44

Net increase (decrease) from investment operations	(0.28)		(3.79)	1.46	1.79	1.28	0.45

Distributions from net realized gain	—		(2.22)	(1.14)	(0.78)	(1.09)	(0.33)

Net asset value, end of period	$6.67		$6.95	$12.96	$12.64	$11.63	$11.44

Total Investment Return[2]

Based on net asset value	(4.03)%[3]		(34.65)%	12.41%	16.02%	11.62%	4.14%

Ratios to Average Net Assets[4]

Total expenses after waiver	2.02%[5]		1.89%	1.83%	1.80%	1.83%	1.83%

Total expenses	2.08%[5]		2.32%	2.29%	2.27%	2.25%	2.16%

Net investment income (loss)	(0.45	)% [5]	(0.43)%	(0.66)%	(0.74)%	(0.26)%	0.13%

Supplemental Data

Net assets, end of period (000)	$6,596		$5,612	$11,436	$15,414	$7,932	$11,534

Portfolio turnover of the Fund	27%		133%	0%	0%	186%	167%

Portfolio turnover of the Portfolio	70%		109%	96%	88%	94%	135%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effect of sales charges.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009	11

Financial Highlights (continued)	BlackRock Core Principal Protected Fund

	Investor B

	Period November 1, 2008 to March 31, 2009 (Unaudited)

		Year Ended October 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$6.80	$12.71	$12.50	$11.51	$11.33	$11.26

Net investment loss	(0.03)[1]	(0.11)[1]	(0.18)[1]	(0.19)[1]	(0.12)[1]	(0.07)
Net realized and unrealized gain (loss)	(0.26)	(3.68)	1.53	1.87	1.30	0.44

Net increase (decrease) from investment operations	(0.29)	(3.79)	1.35	1.68	1.18	0.37

Distributions from net realized gain	—	(2.12)	(1.14)	(0.69)	(1.00)	(0.30)

Net asset value, end of period	$6.51	$6.80	$12.71	$12.50	$11.51	$11.33

Total Investment Return[2]

Based on net asset value	(4.26)%[3]	(35.18)%	11.61%	15.11%	10.81%	3.36%

Ratios to Average Net Assets[4]

Total expenses after waiver	2.81%[5]	2.66%	2.60%	2.56%	2.59%	2.58%

Total expenses	2.87%[5]	3.09%	3.06%	3.03%	3.01%	2.91%

Net investment loss	(1.24)%[5]	(1.21)%	(1.44)%	(1.48)%	(1.07)%	(0.59)%

Supplemental Data

Net assets, end of period (000)	$31,363	$39,326	$88,104	$100,974	$118,858	$130,014

Portfolio turnover of the Fund	27%	133%	0%	0%	186%	167%

Portfolio turnover of the Portfolio	70%	109%	96%	88%	94%	135%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effect of sales charges.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

12	BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009

Financial Highlights (concluded)	BlackRock Core Principal Protected Fund

	Investor C

	Period November 1, 2008 to March 31, 2009 (Unaudited)

		Year Ended October 31,

		2008		2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$6.82	$12.74		$12.52	$11.53	$11.33	$11.26

Net investment loss	(0.03)[1]	(0.11)[1]		(0.18)[1]	(0.18)[1]	(0.12)[1]	(0.07)
Net realized and unrealized gain (loss)	(0.26)	(3.69)		1.54	1.86	1.30	0.44

Net increase (decrease) from investment operations	(0.29)	(3.80)		1.36	1.68	1.18	0.37

Distributions from net realized gain	—	(2.12)		(1.14)	(0.69)	(0.98)	(0.30)

Net asset value, end of period	$6.53	$6.82		$12.74	$12.52	$11.53	$11.33

Total Investment Return[2]

Based on net asset value	(4.25)%[3]	(35.15)%		11.67%	15.03%	10.83%	3.37%

Ratios to Average Net Assets[4]

Total expenses after waiver	2.81%[5]	2.66%		2.60%	2.56%	2.59%	2.59%

Total expenses	2.87%[5]	3.09%		3.06%	3.03%	3.01%	2.91%

Net investment loss	(1.24)%[5]	(1.20	) %	(1.44)%	(1.48)%	(1.05)%	(0.61)%

Supplemental Data

Net assets, end of period (000)	$21,422	$25,252		$58,146	$63,864	$69,261	$82,398

Portfolio turnover of the Fund	27%	133%		0%	0%	186%	167%

Portfolio turnover of the Portfolio	70%	109%		96%	88%	94%	135%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effect of sales charges.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009	13

Notes to Financial Statements (Unaudited)	BlackRock Core Principal Protected Fund

1. Organization and Significant Accounting Policies:

BlackRock Core Principal Protected Fund (the “Fund”) is a series of BlackRock Principal Protected Trust (“the Trust”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Delaware statutory trust. The Fund seeks to achieve its investment objective by investing all or a portion of its assets in Master Large Cap Core Portfolio (the “Portfolio”), which is a series of Master Large Cap Series LLC. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. During the period, the Fund changed its fiscal year end to September 30. The percentage of the Portfolio owned by the Fund at March 31, 2009 was 0.1%. The Fund offers multiple classes of shares. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from February 28, 2003 through February 28, 2010 (the “Guarantee Maturity Date”), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after the Guarantee Maturity Date. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of the Fund’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or subadvisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14	BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009

Notes to Financial Statements (continued)	BlackRock Core Principal Protected Fund

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation of Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$60,894,454
Level 3	—

Total	$60,894,454

Investment Transactions and Net Investment Income: Investment transactions in the Portfolio are recorded on the dates the transactions are entered into (the trade dates). The Fund records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended October 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administrative services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.75% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays the Advisor indirectly through its investment in the Portfolio. This amount is shown on the Statements of Operations as fees waived by the Advisor. In addition, the Advisor has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or service fees) will not exceed 1.99%. This arrangement has a one-year term and is renewable.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee at an annual rate that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the period November 1, 2008 to March 31, 2009 and the year ended October 31, 2008, the Fund reimbursed the Advisor $474 and $1,995, respectively, for certain accounting services, which is included in accounting services in the Statements of Operations.

The Fund has entered into a separate Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BIL”). BIL is an affiliate of BlackRock, Inc.

BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009	15

Notes to Financial Statements (continued)	BlackRock Core Principal Protected Fund

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee	Distribution Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BIL, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, and BIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B and Investor C shareholders.

For the period November 1, 2008 to March 31, 2009 and the year ended October 31, 2008, the affiliates received contingent deferred sales charges relating to transactions in Investor B and Investor C Shares as follows:

	Period November 1, 2008 to March 31, 2009	Year Ended October 31, 2008

Investor B	$14,631	$126,629
Investor C	—	$2,016

The Trust, on behalf of the Fund, and the Advisor have entered into a Financial Guarantee Agreement with AMBAC Assurance Corporation (“AMBAC”). The Financial Guarantee Agreement is intended to make sure that on the Guaranteed Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder’s account (less expenses and sales charges not covered by the Financial Guarantee Agreement), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed (the “Guaranteed Amount”). The Fund will pay to AMBAC, under the Financial Guarantee Agreement, an annual fee equal to 0.625% of the Fund’s average daily net assets during the Guarantee Period. If the value of the Fund’s assets on the Guaranteed Maturity Date is insufficient to result in the value of each shareholder’s account being at least equal to the shareholder’s Guaranteed Amount, AMBAC will pay the Fund an amount sufficient to make sure that each shareholder’s account can be redeemed for an amount equal to each shareholder’s Guaranteed Amount.

PNC Global Investment Servicing (U.S.) Inc. an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the period November 1, 2008 to December 31, 2008, the Fund paid $11,227 in return for these services, which are a component of the transfer agent fees in the accompanying Statements of Operations.

The Fund may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. For the period November 1, 2008 to March 31, 2009 and the year ended October 31, 2008, the Fund earned $11 and $866, respectively, which is included in income — affiliated in the Statements of Operations.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the period November 1, 2008 to March 31, 2009 and the year ended October 31, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

	Call Center Fees

	Period November 1, 2008 to March 31, 2009	Year Ended October 31, 2008

Institutional	$18	$47
Investor A	$65	$163
Investor B	$461	$1,260
Investor C	$281	$805

Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock, Inc. or its affiliates. The Fund reimburses the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period November 1, 2008 to March 31, 2009 were $16,434,674 and $15,859,244, respectively.

16	BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009

Notes to Financial Statements (concluded)	BlackRock Core Principal Protected Fund

4. Capital Loss Carryforward:

As of October 31, 2008, the Fund had a capital loss carryforward of $811,288 which expires in 2016. This amount will be available to offset future realized capital gains.

5. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counter-party risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

6. Capital Share Transactions:

Transactions in shares for each class were as follows:

	Period November 1, 2008 to March 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007

	Shares	Amount	Shares	Amount	Shares	Amount

Institutional

Shares sold and automatic conversion of shares	508	$3,488	—	—	—	—
Shares issued to shareholders in reinvestment of distributions	—	—	20,910	$212,860	13,375	$158,359

Total issued	508	3,488	20,910	212,860	13,375	158,359
Shares redeemed	(31,312)	(213,590)	(117,030)	(1,109,444)	(138,956)	(1,716,843)

Net decrease	(30,804)	$(210,102)	(96,120)	$(896,584)	(125,581)	$(1,558,484)

Investor A

Shares sold and automatic conversion of shares	252,082	$1,676,476	—	—	306	$9,670
Shares issued to shareholders in reinvestment of distributions	—	—	178,006	$1,808,544	102,594	1,212,660

Total issued	252,082	1,676,476	178,006	1,808,544	102,900	1,222,330
Shares redeemed	(71,174)	(481,673)	(252,837)	(2,297,515)	(440,665)	(5,456,895)

Net increase (decrease)	180,908	$1,194,803	(74,831)	$(488,971)	(337,765)	$(4,234,565)

Investor B

Shares issued to shareholders in reinvestment of distributions	—	—	1,300,489	$13,017,897	705,931	$8,231,154
Shares redeemed and automatic conversion of shares	(964,324)	$(6,318,677)	(2,450,664)	(21,394,387)	(1,853,518)	(22,564,691)

Net decrease	(964,324)	$(6,318,677)	(1,150,175)	$(8,376,490)	(1,147,587)	$(14,333,537)

Investor C

Shares issued to shareholders in reinvestment of distributions	—	—	884,625	$8,872,616	458,599	$5,361,026
Shares redeemed and automatic conversion of shares	(421,069)	$(2,783,655)	(1,745,734)	(15,367,007)	(993,765)	(12,168,344)

Net decrease	(421,069)	$(2,783,655)	(861,109)	$(6,494,391)	(535,166)	$(6,807,318)

BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009	17

Officers and Trustees of the Trust

Robert M. Hernandez, Chairman of the Board, Trustee and Member of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board, Chairman of the Audit Committee and Trustee
James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
John F. O’Brien, Trustee
Roberta Cooper Ramo, Trustee
Jean Margo Reid, Trustee
David H. Walsh, Trustee
Richard R. West, Trustee and Member of the Audit Committee
Donald C. Burke, Trust President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

18	BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009

Portfolio Summary	Master Large Cap Core Portfolio

As of March 31, 2009

Ten Largest Holdings	Percent of Long-Term Investments

Exxon Mobil Corp.	5%
Johnson & Johnson	3
Chevron Corp.	3
Pfizer, Inc.	2
ConocoPhillips	2
Amgen, Inc.	2
Occidental Petroleum Corp.	2
Eli Lilly & Co.	1
The Travelers Cos., Inc.	1
UnitedHealth Group, Inc.	1

Sector Allocation	Percent of Long-Term Investments

Health Care	25%
Energy	22
Information Technology	21
Consumer Discretionary	12
Industrials	6
Consumer Staples	5
Financials	5
Telecommunication Services	2
Materials	1
Utilities	1

For Portfolio compliance purposes, sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009	19

Schedule of Investments March 31, 2009 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 11.7%
Diversified Consumer Services — 2.2%
Apollo Group, Inc. Class A (a)	410,000	$32,115,300
H&R Block, Inc.	1,860,000	33,833,400

		65,948,700

Household Durables — 4.0%
D.R. Horton, Inc.	3,020,000	29,294,000
KB Home (b)	1,190,000	15,684,200
Lennar Corp. Class A	3,080,000	23,130,800
MDC Holdings, Inc.	190,000	5,916,600
NVR, Inc. (a)	10,000	4,277,500
Pulte Homes, Inc.	2,800,000	30,604,000
Toll Brothers, Inc. (a)	630,000	11,440,800

		120,347,900

Multiline Retail — 1.8%
Family Dollar Stores, Inc.	920,000	30,700,400
Sears Holdings Corp. (a)(b)	550,000	25,140,500

		55,840,900

Specialty Retail — 3.7%
AutoNation, Inc. (a)(b)	880,000	12,214,400
AutoZone, Inc. (a)(b)	210,000	34,150,200
Foot Locker, Inc.	1,910,000	20,016,800
The Gap, Inc.	1,290,000	16,757,100
Limited Brands, Inc.	900,000	7,830,000
RadioShack Corp.	1,430,000	12,255,100
Ross Stores, Inc.	270,000	9,687,600

		112,911,200

Total Consumer Discretionary		355,048,700

Consumer Staples — 5.2%
Beverages — 1.4%
The Coca-Cola Co.	240,000	10,548,000
Hansen Natural Corp. (a)(b)	890,000	32,040,000

		42,588,000

Food & Staples Retailing — 1.0%
SYSCO Corp.	620,000	14,136,000
Wal-Mart Stores, Inc.	300,000	15,630,000

		29,766,000

Food Products — 1.2%
Archer-Daniels-Midland Co.	1,350,000	37,503,000

Household Products — 0.9%
The Procter & Gamble Co.	570,000	26,841,300

Personal Products — 0.7%
Herbalife Ltd.	1,320,000	19,773,600

Total Consumer Staples		156,471,900

Energy — 21.9%
Energy Equipment & Services — 3.1%
ENSCO International, Inc.	1,050,000	27,720,000
Nabors Industries Ltd. (a)	2,810,000	28,071,900
Rowan Cos., Inc.	620,000	7,421,400
Tidewater, Inc.	810,000	30,075,300

		93,288,600

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels — 18.8%
Anadarko Petroleum Corp.	890,000	$34,612,100
Chevron Corp.	1,250,000	84,050,000
ConocoPhillips	1,400,000	54,824,000
Exxon Mobil Corp.	2,370,000	161,397,000
Frontier Oil Corp.	290,000	3,709,100
Holly Corp.	990,000	20,988,000
Marathon Oil Corp.	1,410,000	37,068,900
Murphy Oil Corp.	690,000	30,891,300
Occidental Petroleum Corp.	830,000	46,189,500
Sunoco, Inc.	1,180,000	31,246,400
Tesoro Corp.	2,150,000	28,960,500
Valero Energy Corp.	1,880,000	33,652,000

		567,588,800

Total Energy		660,877,400

Financials — 4.9%
Diversified Financial Services — 0.3%
JPMorgan Chase & Co.	350,000	9,303,000

Insurance — 4.6%
Chubb Corp.	840,000	35,548,800
PartnerRe Ltd.	440,000	27,310,800
The Travelers Cos., Inc.	1,030,000	41,859,200
UnumProvident Corp.	2,690,000	33,625,000

		138,343,800

Total Financials		147,646,800

Health Care — 25.3%
Biotechnology — 3.0%
Amgen, Inc. (a)	1,040,000	51,500,800
Biogen Idec, Inc. (a)	720,000	37,742,400

		89,243,200

Health Care Equipment & Supplies — 0.6%
Edwards Lifesciences Corp. (a)	230,000	13,944,900
Kinetic Concepts, Inc. (a)	250,000	5,280,000

		19,224,900

Health Care Providers & Services — 11.0%
Aetna, Inc.	1,480,000	36,008,400
AmerisourceBergen Corp.	1,040,000	33,966,400
Cigna Corp.	290,000	5,101,100
Community Health Systems, Inc. (a)	470,000	7,209,800
Express Scripts, Inc. (a)	490,000	22,623,300
Humana, Inc. (a)	1,210,000	31,556,800
LifePoint Hospitals, Inc. (a)	350,000	7,301,000
Lincare Holdings, Inc. (a)	1,350,000	29,430,000
McKesson Corp.	950,000	33,288,000
Omnicare, Inc.	603,774	14,786,425
Quest Diagnostics, Inc.	650,000	30,862,000
UnitedHealth Group, Inc.	1,950,000	40,813,500
WellPoint, Inc. (a)	1,050,000	39,868,500

		332,815,225

Life Sciences Tools & Services — 0.3%
Pharmaceutical Product Development, Inc.	320,000	7,590,400

See Notes to Financial Statements.

20	BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care (concluded)
Pharmaceuticals — 10.4%
Abbott Laboratories	70,000	$3,339,000
Bristol-Myers Squibb Co.	1,520,000	33,318,400
Eli Lilly & Co.	1,310,000	43,767,100
Endo Pharmaceuticals Holdings, Inc. (a)	350,000	6,188,000
Forest Laboratories, Inc. (a)	1,390,000	30,524,400
Johnson & Johnson	1,710,000	89,946,000
King Pharmaceuticals, Inc. (a)	1,600,000	11,312,000
Pfizer, Inc.	4,560,000	62,107,200
Sepracor, Inc. (a)	1,410,000	20,670,600
Watson Pharmaceuticals, Inc. (a)	480,000	14,932,800

		316,105,500

Total Health Care		764,979,225

Industrials — 6.0%
Aerospace & Defense — 3.7%
General Dynamics Corp.	870,000	36,183,300
L-3 Communications Holdings, Inc.	530,000	35,934,000
Raytheon Co.	1,010,000	39,329,400

		111,446,700

Commercial Services & Supplies — 0.2%
Avery Dennison Corp.	140,000	3,127,600
R.R. Donnelley & Sons Co.	380,000	2,785,400

		5,913,000

Industrial Conglomerates — 0.4%
General Electric Co. (a)	1,220,000	12,334,200

Machinery — 1.1%
Dover Corp.	1,100,000	29,018,000
Toro Co. (b)	130,000	3,143,400

		32,161,400

Professional Services — 0.2%
Manpower, Inc.	250,000	7,882,500

Road & Rail — 0.4%
Ryder System, Inc.	440,000	12,456,400

Total Industrials		182,194,200

Information Technology — 21.0%
Communications Equipment — 1.4%
Cisco Systems, Inc. (a)	520,000	8,720,400
F5 Networks, Inc. (a)	1,530,000	32,053,500

		40,773,900

Computers & Peripherals — 4.6%
Apple, Inc. (a)	60,000	6,307,200
EMC Corp. (a)	1,260,000	14,364,000
International Business Machines Corp.	240,000	23,253,600
Lexmark International, Inc. Class A (a)	1,330,000	22,437,100
QLogic Corp. (a)	2,480,000	27,577,600
Seagate Technology	2,330,000	14,003,300
Western Digital Corp. (a)	1,650,000	31,911,000

		139,853,800

Electronic Equipment, Instruments & Components — 0.3%
Avnet, Inc. (a)	110,000	1,926,100
Ingram Micro, Inc. Class A (a)	600,000	7,584,000

		9,510,100

Common Stocks	Shares	Value

Information Technology (concluded)
IT Services — 5.5%
Accenture Ltd. Class A	1,350,000	$37,111,500
Affiliated Computer Services, Inc. Class A (a)	340,000	16,282,600
Alliance Data Systems Corp. (a)(b)	880,000	32,516,000
Computer Sciences Corp. (a)	920,000	33,892,800
Global Payments, Inc.	580,000	19,377,800
Hewitt Associates, Inc. Class A (a)	930,000	27,676,800

		166,857,500

Internet Software & Services — 0.3%
Google, Inc. Class A (a)	10,000	3,480,600
Sohu.com, Inc. (a)	140,000	5,783,400

		9,264,000

Office Electronics — 0.6%
Xerox Corp.	3,610,000	16,425,500

Semiconductors & Semiconductor Equipment — 2.9%
Integrated Device Technology, Inc. (a)	1,340,000	6,097,000
Intel Corp.	260,000	3,913,000
LSI Corp. (a)	2,910,000	8,846,400
National Semiconductor Corp.	2,670,000	27,420,900
Novellus Systems, Inc. (a)	1,760,000	29,268,800
Silicon Laboratories, Inc. (a)	490,000	12,936,000

		88,482,100

Software — 5.4%
BMC Software, Inc. (a)(b)	980,000	32,340,000
CA, Inc.	1,580,000	27,823,800
Compuware Corp. (a)	2,710,000	17,858,900
McAfee, Inc. (a)	910,000	30,485,000
Microsoft Corp.	1,440,000	26,452,800
Synopsys, Inc. (a)	1,350,000	27,985,500

		162,946,000

Total Information Technology		634,112,900

Materials — 1.0%
Chemicals — 1.0%
The Dow Chemical Co.	3,520,000	29,673,600

Total Materials		29,673,600

Telecommunication Services — 2.3%
Diversified Telecommunication Services — 2.3%
AT&T Inc.	1,180,000	29,736,000
Qwest Communications International Inc.	9,050,000	30,951,000
Verizon Communications, Inc.	350,000	10,570,000

Total Telecommunication Services		71,257,000

Utilities — 0.7%
Independent Power Producers & Energy Traders — 0.7%
The AES Corp. (a)	3,940,000	22,891,400

Total Utilities		22,891,400

Total Long-Term Investments (Cost — $3,449,130,307) — 100.0%		3,025,153,125

See Notes to Financial Statements.

BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009	21

Schedule of Investments (concluded)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 1.17% (c)(d)(e)	$154,695	$154,695,400

Total Short-Term Securities (Cost — $154,695,400) — 5.1%		154,695,400

Total Investments (Cost — $3,603,825,707*) — 105.1%		3,179,848,525
Liabilities in Excess of Other Assets — (5.1)%		(155,348,098)

Net Assets — 100.0%		$3,024,500,427

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,660,234,781

Gross unrealized appreciation	$168,399,885
Gross unrealized depreciation	(648,786,141)

Net unrealized depreciation	$(480,386,256)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash proceeds from securities loans.

(e)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	—	$289
BlackRock Liquidity Series, LLC Money Market Series	$143,107,000	$235,227

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,”Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$3,025,153,125
Level 2	154,695,400
Level 3	—

Total	$3,179,848,525

See Notes to Financial Statements.

22	BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009

Statement of Assets and Liabilities	Master Large Cap Core Portfolio

March 31, 2009 (Unaudited)

Assets

Investments at value — unaffiliated (including securities loaned of $152,294,484) (cost — $3,449,130,307)	$3,025,153,125
Investments at value — affiliated (cost — $154,695,400)	154,695,400
Investments sold receivable — unaffiliated	62,986,201
Investments sold receivable — affiliated	2,646,308
Dividends receivable	2,633,600
Contributions receivable from investors	273,956
Securities lending income receivable — affiliated	184,772
Prepaid expenses	99,275

Total assets	3,248,672,637

Liabilities

Collateral at value — securities loaned	154,695,400
Bank overdraft	2,266,039
Investments purchased payable	57,309,606
Withdrawals payable to investors	8,581,485
Investment advisory fees payable	1,151,472
Other affiliates payable	28,181
Officer’s and Directors’ fees payable	439
Other accrued expenses payable	135,070
Other liabilities	4,518

Total liabilities	224,172,210

Net Assets	$3,024,500,427

Net Assets Consist of

Investors’ capital	$3,448,477,609
Net unrealized appreciation/depreciation	(423,977,182)

Net Assets	$3,024,500,427

See Notes to Financial Statements.

BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009	23

Statements of Operations	Master Large Cap Core Portfolio

	Period November 1, 2008 to March 31, 2009 (Unaudited)	Year Ended October 31, 2008

Investment Income

Dividends	$26,264,202	$60,423,512
Securities lending — affiliated	235,227	2,505,518
Income — affiliated	2,040	47,261

Total income	26,501,469	62,976,291

Expenses

Investment advisory	5,494,942	20,282,735
Accounting services	238,044	704,837
Custodian	137,686	615,937
Professional	46,169	92,678
Officer and Directors	23,502	69,965
Printing	2,119	6,931
Miscellaneous	29,646	84,660

Total expenses	5,972,108	21,857,743

Net investment income	20,529,361	41,118,548

Realized and Unrealized Gain (Loss)

Net realized loss from investments	(620,518,873)	(521,502,159)
Net change in unrealized appreciation/depreciation on investments	210,196,092	(1,536,726,590)

Total realized and unrealized loss	(410,322,781)	(2,058,228,749)

Net Decrease in Net Assets Resulting from Operations	$(389,793,420)	$(2,017,110,201)

See Notes to Financial Statements.

24	BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009

Statements of Changes in Net Assets	Master Large Cap Core Portfolio

	Period November 1, 2008 to March 31, 2009 (Unaudited)

		(As Restated for 2007. See Note 7) Year Ended October 31,

Increase (Decrease) in Net Assets:		2008	2007

Operations

Net investment income	$20,529,361	$41,118,548	$27,760,104
Net realized gain (loss)	(620,518,873)	(521,502,159)	527,140,752
Net change in unrealized appreciation/depreciation	210,196,092	(1,536,726,590)	22,249,344

Net increase (decrease) in net assets resulting from operations	(389,793,420)	(2,017,110,201)	577,150,200

Capital Transactions

Proceeds from contributions	924,954,722	986,366,566	1,415,268,883
Fair value of withdrawals	(354,175,650)	(1,775,472,579)	(219,326,884)

Net increase (decrease) in net assets derived from capital transactions	570,779,072	(789,106,013)	1,195,941,999

Net Assets

Total increase (decrease) in net assets	180,985,652	(2,806,216,214)	1,773,092,199
Beginning of period	2,843,514,775	5,649,730,989	3,876,638,790

End of period	$3,024,500,427	$2,843,514,775	$5,649,730,989

Financial Highlights	Master Large Cap Core Portfolio

	Period November 1, 2008 to March 31, 2009 (Unaudited)

			Year Ended October 31,

			2008	2007	2006	2005	2004

Total Investment Return

Total investment return	(11.79	) %[1]	(38.84)%	13.94%	17.32%	18.35%	9.61%

Ratios to Average Net Assets

Total expenses	0.51%[2]		0.50%	0.49%	0.49%	0.51%	0.52%

Net investment income	1.75%[2]		0.93%	0.63%	0.58%	0.72%	0.57%

Supplemental Data

Net assets, end of period (000)	$3,024,500		$2,843,515	$5,649,731	$3,876,639	$2,666,699	$1,831,300

Portfolio turnover	70%		109%	96%	88%	94%	136%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009	25

Notes to Financial Statements (Unaudited)	Master Large Cap Core Portfolio

1. Organization and Significant Accounting Policies:

Master Large Cap Core Portfolio (the “Portfolio”) is a series of the Master Large Cap Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. During the period, the Portfolio changed its fiscal year end to September 30. On January 30, 2009, Master Large Cap Core Portfolio received an in-kind contribution of portfolio securities from one of its investors, which was valued at $771,174,100.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day. The Series values its investments in Cash Sweep Series and Money Market Series, each of the BlackRock Liquidity Series, LLC at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

Securities Lending: The Portfolio may lend securities to financial institutions that provide cash, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. The Portfolio typically receives income on loaned securities but does not receive income on the collateral. The Portfolio may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Portfolio may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolio’s US federal tax returns remains open for each of the four years ended October 31, 2008. The statutes of limitations on the Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Portfolio’s financial statement disclosures, if any, is currently being assessed.

26	BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009

Notes to Financial Statements (continued)	Master Large Cap Core Portfolio

Bank Overdraft: The Portfolio recorded a bank overdraft, which resulted from estimates of available cash.

Other: Expenses directly related to the Portfolio are charged to the Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Portfolio under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. The Portfolio pays a monthly fee at an annual rate of 0.50% of the average daily net assets not exceeding $1 billion, 0.45% of the average daily net assets in excess of $1 billion but not exceeding $5 billion of the average daily net assets and 0.40% of the average daily net assets in excess of $5 billion.

The Advisor has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Portfolio to the Advisor.

For the period November 1, 2008 to March 31, 2009 and the year ended October 31, 2008, the Portfolio reimbursed the Advisor $23,142 and $79,621, respectively, for certain accounting services, which is included in accounting services in the Statements of Operations.

The Master LLC has received an exemptive order from the Securities Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Portfolio has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. The share of income earned by the Portfolio on such investments is shown as securities lending — affiliated on the Statements of Operations. For the period November 1, 2008 to March 31, 2009 and the year ended October 31, 2008, BIM received $66,522 and $608,113, respectively, in securities lending agent fees for the Portfolio.

The Portfolio may earn income on positive cash balances in demand deposit accounts. For the period November 1, 2008 to March 31, 2009, the Portfolio earned $1,751, which is included in income — affiliated in the Statements of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Portfolio reimburses the Advisor for compensation paid to the Master LLC’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period November 1, 2008 to March 31, 2009 were $2,683,323,022 and $2,038,044,217, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Portfolio, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2008 and was subsequently renewed until November 2009. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Portfolio paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Portfolio pays a commitment fee of 0.08% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Portfolio did not borrow under the credit agreement during the period November 1, 2008 to March 31, 2009.

5. Market and Credit Risk:

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political,

BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009	27

Notes to Financial Statements (concluded)	Master Large Cap Core Portfolio

social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Portfolio’s Statement of Assets and Liabilities.

6. Reorganization:

On September 24, 2007, an investor of the Portfolio acquired all of the net assets of BlackRock Investment Trust Portfolio of BlackRock Funds (“Investment Trust”), pursuant to a plan of reorganization. As a result of the reorganization, which included $286,539,853 of net unrealized appreciation, the Portfolio received an in-kind contribution of portfolio securities.

On November 17, 2008, an investor of the Portfolio acquired all of the assets and certain stated liabilities of PNC Growth & Income Fund (the “PNC Fund”), a series of PNC Funds, Inc. The reorganization was pursuant to an Agreement and Plan of Reorganization, which was approved by the shareholders of the PNC Fund on October 31, 2008. As a result of the reorganization, which included $59,817,678 of net unrealized depreciation, the Portfolio received an in-kind contribution of portfolio securities.

7. Restatement:

During the October 31, 2008’s financial reporting process, the Portfolio determined that the net unrealized appreciation recognized as a result of the September 24, 2007 reorganization described in Note 6 should have been reported in the financial statements as proceeds received from contributions rather than as part of the net change in unrealized appreciation for the year ended October 31, 2007. Accordingly, the Portfolio has restated its Statement of Changes in Net Assets for the year ended October 31, 2007 to appropriately reduce the net change in unrealized appreciation/depreciation and increase the proceeds from contributions by a corresponding amount.

Statement of Changes in Net Assets For the Year Ended October 31, 2007	Previously Reported	Restated

Net change in unrealized appreciation/depreciation	$308,789,197	$22,249,344
Net increase in net assets resulting from operations	$863,690,053	$577,150,200
Proceeds from contributions	$1,128,729,030	$1,415,268,883
Net increase in net assets derived from capital transactions	$909,402,146	$1,195,941,999

Officers and Directors of Master Large Cap Series LLC

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Master LLC President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

28	BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009	29

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Fund/Master LLC votes proxies relating to securities held in the Fund’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

30	BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Diversification Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK CORE PRINCIPAL PROTECTED FUND	MARCH 31, 2009	31

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Core Principal Protected Fund
Of BlackRock Principal Protected Trust
100 Bellevue Parkway
Wilmington, DE 19809

#CPP-3/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: May 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: May 20, 2009